Consolidated Statements of Comprehensive Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING REVENUE
Total operating revenue	$ 107,507	$ 146,554	$ 161,372
COST OF REVENUE
Total cost of revenue	8,074	12,597	17,833
GROSS PROFIT	99,433	133,957	143,539
OPERATING EXPENSE
Selling, general and administrative expenses	1,835,936	1,897,512	2,714,546
Total operating expenses	1,835,936	1,897,512	2,714,546
LOSS FROM OPERATIONS	(1,736,503)	(1,763,555)	(2,571,007)
OTHER INCOME (EXPENSES)	(268,328)	(139,722)	9,100
LOSS BEFORE INCOME TAX PROVISION	(2,004,831)	(1,903,277)	(2,561,907)
INCOME TAX EXPENSE
NET LOSS	(2,004,831)	(1,903,277)	(2,561,907)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	1,439	(41,793)	(86,083)
COMPREHENSIVE LOSS	$ (2,003,392)	$ (1,945,070)	$ (2,647,990)
Loss per common share- basic (in Dollars per share)	$ (0.84)	$ (0.8)	$ (1.08)
Earnings(loss) per common share- diluted (in Dollars per share)	$ (0.84)	$ (0.8)	$ (1.08)
Weighted average shares- basic (in Shares)	2,376,764	2,376,764	2,376,764
Weighted average shares- diluted (in Shares)	2,376,764	2,376,764	2,376,764
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OPERATING REVENUE
Total operating revenue	$ 107,507	$ 146,554	$ 161,372
Cost of revenue
COST OF REVENUE
Total cost of revenue	$ 8,074	$ 12,597	$ 17,833